Label	Element	Value
Dearborn Partners Rising Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001141819_SupplementTextBlock	Supplement dated May 9, 2017 to Dearborn Partners Rising Dividend Fund Prospectus dated June 28, 2016
Risk/Return [Heading]	rr_RiskReturnHeading	Dearborn Partners Rising Dividend Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
In order to reduce the Total Annual Fund Operating Expenses, effective May 1, 2017, Dearborn Partners, L.L.C. (the “Adviser”), the investment adviser to the Dearborn Partners Rising Dividend Fund (the “Fund”), has contractually agreed, pursuant to an operating expense limitation agreement between the Adviser and the Fund, to reduce the Fund’s operating expense limit by 0.05% so that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees) do not exceed 1.10% of the Fund’s average daily net assets through at least June 28, 2018.  Class A shares and Class C shares are subject to an annual Rule 12b-1 fee of 0.25% and 1.00% of the Fund’s average daily net assets, respectively.  Class I shares are not subject to a Rule 12b-1 fee.

Please retain this supplement with your Prospectus

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 28, 2018